Customers and Other Financing and Non-Financing Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary of Accounts Receivable and Other Receivables	A. Customers

	2023		2022
Domestic customers	Ps.	79,069,658	Ps.	69,979,713
Export customers	32,324,773		37,137,432
Total customers, net	Ps.	111,394,431	Ps.	107,117,145

Schedule of Breakdown of Accounts Receivable Based on Credit History
The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2023 and 2022, as well as the relation between the breakdown and the impaired amount:

	Domestic customers
	2023		2022
Current	Ps.	77,163,100	Ps.	68,957,994
1 to 30 days	2,951,072		1,386,538
31 to 60 days	222,775		876,493
61 to 90 days	268,165		527,907
More than 90 days	7,216,946		3,868,537
Total	87,822,058		75,617,469
Impaired (reserved)	(8,752,400)		(5,637,756)
Total	Ps.	79,069,658	Ps.	69,979,713

	Export customers
	2023		2022
Current	Ps.	27,530,400	Ps.	34,697,823
1 to 30 days	3,470,255		1,186,553
31 to 60 days	615,237		15,010
61 to 90 days	12,267		6,117
More than 90 days	864,160		1,422,708
Total	32,492,319		37,328,211
Impaired (reserved)	(167,546)		(190,779)
Total	Ps.	32,324,773	Ps.	37,137,432

Summary of Reconciliation for Impaired Accounts Receivable
Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers
	2023		2022		2021
Balance at the beginning of the year	Ps.	(5,637,756)	Ps.	(3,459,063)	Ps.	(1,182,729)
Impairment of accounts receivable	(3,114,644)		(2,178,693)		(2,276,334)
Balance at the end of the year	Ps.	(8,752,400)	Ps.	(5,637,756)	Ps.	(3,459,063)

	Export customers
	2023		2022		2021
Balance at the beginning of the year	Ps.	(190,779)	Ps.	(282,917)	Ps.	(211,363)
(Increase) cancellation	1,320		143,689		(72,761)
Translation effects	21,913		(51,551)		1,207
Balance at the end of the year	Ps.	(167,546)	Ps.	(190,779)	Ps.	(282,917)

Summary of Other Accounts Receivable
B.    Other financial and non-financial accounts receivable

	2023		2022
Financial assets:
Sundry debtors (1)	Ps.	35,253,635	Ps.	40,074,758
Employees and officers	5,633,492		4,965,645
Total financial assets	Ps.	40,887,127	Ps.	45,040,403
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	155,336,028	Ps.	44,597,094
Special Tax on Production and Services	2,603,657		75,213,134
Other accounts receivable	5,139,993		2,911,791
Total non-financial assets:	Ps.	163,079,678	Ps.	122,722,019
(1)Includes Ps. (827,739) and Ps. (251,086) of impairment, as of December 31, 2023 and 2022, respectively.